Oil and Gas Property, Net - Schedule of Movement of the Oil and Gas Property (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Oil and Gas Property [Abstract]
Beginning Balance	$ 1,427,486	$ 1,999,817	$ 2,911,730
Additional capitalization	566,244	245,202	166,871
Depletion	(654,743)	(817,533)	(1,078,784)
Ending Balance	$ 1,338,987	$ 1,427,486	$ 1,999,817